Employee Benefit Plans Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Salary deferral contribution percentage, minimum	1.00%
Salary deferral contribution percentage, maximum	50.00%
Company's first matching contribution percentage	100.00%
Employee's contribution percentage to receive Company's first matching contribution percentage	2.00%
Company's second matching contribution percentage	50.00%
Employee's contribution percentage to receive Company's second matching contribution percentage	4.00%
Employer contribution expense	$ 4,000,000	$ 3,900,000	$ 3,900,000
Number of years of service for vesting	2
Number of hours of service for vesting, per year	1,000
Percentage vested after fulfilling the minimum required years of service	20.00%
Incremental percentage vested each subsequent year after fulfilling minimum required years of service	20.00%
Number of years for incremental percentage vesting until participant fully vested in Company's matching contribution	4
Profit Sharing Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contribution expense	0	0	0
Number of hours of service for eligibility in profit sharing plan, per year	500
Number of shares in profit sharing plan	500,000
Employee Stock Purchase Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Salary deferral contribution percentage, maximum	10.00%
Maximum number of shares of Class B common stock for Employee Stock Purchase Plan	750,000
Number of shares purchased since inception of Employee Stock Purchase Plan	$ 128,712